UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     White Elm Capital, LLC

Address:  537 Steamboat Road, Suite 300
          Greenwich, Connecticut 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Iorio
Title:  Managing Member
Phone:  203-742-6000


Signature, Place and Date of Signing:


 /s/ Matthew Iorio          Greenwich, Connecticut         February 17, 2009
--------------------       ------------------------       -------------------
     [Signature]                 [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE




                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total: $130,110
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                        Name
---             --------------------           --------------------------------
 1                                             White Elm Capital Partners, L.P.



                                                    FORM 13F INFORMATION TABLE
                                                      White Elm Capital, LLC

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------                --------------    -----     --------   -------   ---  ----   ----------   --------  ----  ------  ----
BROADRIDGE FINL SOLUTIONS IN   COM            11133T103    5,973     476,300   SH          Shared-Defined   1   476,300
CNINSURE INC                   SPONSORED ADR  18976M103    8,340     948,800   SH          Shared-Defined   1   948,800
COLLECTIVE BRANDS INC          COM            19421W100    8,484     723,900   SH          Shared-Defined   1   723,900
CROWN CASTLE INTL CORP         COM            228227104    7,704     438,200   SH          Shared-Defined   1   438,200
EASTMAN KODAK CO               COM            277461109      592      90,000   SH    PUT   Shared-Defined   1    90,000
FIRST AMERN CORP CALIF         COM            318522307    2,820      97,600   SH          Shared-Defined   1    97,600
FOCUS MEDIA HLDG LTD           SPONSORED ADR  34415V109    1,909     210,000   SH    PUT   Shared-Defined   1   210,000
GOLDMAN SACHS GROUP INC        COM            38141G104    3,553      42,100   SH          Shared-Defined   1    42,100
HANESBRANDS INC                COM            410345102      956      75,000   SH    PUT   Shared-Defined   1    75,000
LDK SOLAR CO LTD               SPONSORED ADR  50183L107      525      40,000   SH    PUT   Shared-Defined   1    40,000
LORILLARD INC                  COM            544147101    6,322     112,200   SH          Shared-Defined   1   112,200
MASTERCARD INC                 CL A           57636Q104    1,815      12,700   SH          Shared-Defined   1    12,700
MASTERCARD INC                 CL A           57636Q104    2,001      14,000   SH    CALL  Shared-Defined   1    14,000
METROPCS COMMUNICATIONS INC    COM            591708102    9,494     639,300   SH          Shared-Defined   1   639,300
MGM MIRAGE                     COM            552953101    1,445     105,000   SH    PUT   Shared-Defined   1   105,000
MONSANTO CO NEW                COM            61166W101    2,610      37,100   SH          Shared-Defined   1    37,100
PINNACLE ENTMT INC             COM            723456109    1,984     258,300   SH          Shared-Defined   1   258,300
PRICELINE COM INC              COM NEW        741503403    6,525      88,600   SH          Shared-Defined   1    88,600
QUALCOMM INC                   COM            747525103   10,810     301,700   SH          Shared-Defined   1   301,700
RISKMETRICS GROUP INC          COM            767735103    6,812     457,500   SH          Shared-Defined   1   457,500
SEI INVESTMENTS CO             COM            784117103    4,628     294,600   SH          Shared-Defined   1   294,600
SOLERA HOLDINGS INC            COM            83421A104    9,946     412,700   SH          Shared-Defined   1   412,700
TFS FINL CORP                  COM            87240R107    3,517     272,600   SH          Shared-Defined   1   272,600
TRANSDIGM GROUP INC            COM            893641100    8,560     255,000   SH          Shared-Defined   1   255,000
VISA INC                       COM CL A       92826C839    9,221     175,800   SH          Shared-Defined   1   175,800
WELLS FARGO & CO NEW           COM            949746101    3,564     120,900   SH          Shared-Defined   1   120,900









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